DISCONTINUED OPERATIONS - Balance sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disposal Group, Including Discontinued Operation, Classified Balance Sheet Disclosures [Abstract]
Total current assets	¥ 509,395	$ 78,068	¥ 64,195
Total non-current assets			496,173
Total current liabilities	193,432	29,645	74,242
Total non-current liabilities			118,704
Held for sale | Store+
Disposal Group, Including Discontinued Operation, Classified Balance Sheet Disclosures [Abstract]
Cash and cash equivalents	13,530	2,074	9,270
Accounts receivable, net			88
Inventories, net	34,015	5,213	33,523
Prepayments and other current assets	21,559	3,304	21,314
Property, equipment and software, net	11,699	1,793
Intangible assets, net	95,234	14,595
Goodwill	201,668	30,907
Operating lease right-of-use assets	126,937	19,454
Non current deposits	4,753	728
Total current assets	509,395	78,068	64,195
Property, equipment and software, net			14,975
Intangible Assets, Net			101,179
Goodwill			201,668
Operating Lease Right-of-use Assets			169,789
Noncurrent Deposits			8,562
Total non-current assets			496,173
Accounts and notes payable	40,460	6,202
Customer advances and deposits and deferred revenue	1,515	232	880
Accrued expenses and other liabilities	18,142	2,780	13,585
Operating lease liabilities	109,822	16,831	59,777
Deferred tax liabilities	23,493	3,600
Total current liabilities	¥ 193,432	$ 29,645	74,242
Operating lease liabilities			93,726
Deferred tax liabilities			24,978
Total non-current liabilities			¥ 118,704